RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Disclosure of transactions between related parties [line items]
Salaries	$ 889	$ 899	$ 1,236
Severance	0	0	828
Directors' fees	314	289	241
Key Management Compensation	2,576	2,605	5,478
Management [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	1,359	1,882	2,556
Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based payments	$ 14	$ (465)	$ 617